ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	December 31, 2025	December 31, 2024
Accounts payable	$3,662	$4,739
Accrued liabilities	10,140	2,423
Total	$13,802	$7,162